Share-Based Compensation - Share based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of share-based compensation
Share-based compensation	$ 1,687	$ 4,178	$ 8,342
Incentive Stock Options (share settled)
Summary of share-based compensation
Share-based compensation	206	243	573
Non-Qualified Stock Options (share settled)
Summary of share-based compensation
Share-based compensation	164	71	171
Restricted stock (share settled)
Summary of share-based compensation
Share-based compensation	1,073	4,303	4,504
Cash settled stock units
Summary of share-based compensation
Share-based compensation	$ 244	$ (439)	$ 3,094